Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
- Net interest income	€ 7,082	€ 7,021
- Net fee and commission income	1,822	1,710
- Additions to loan loss provision	1,189	131	€ 516
Total expenses	6,871	5,691
Result before taxation	11,005	4,484
Taxation	3,180	1,265
Non-controlling interests	80	59
Basic earnings	7,745	3,161
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(8,594)	(956)
- Operating expenses	0	0
Taxation	(2,456)	(260)
Non-controlling interests	0	0
Basic earnings	(6,139)	(697)
Geographical Segments Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	2,411	3,528
Basic earnings	7,745	3,161
Geographical Segments Banking [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	6,880	6,853
- Net fee and commission income	1,822	1,710
- Total investment and other income	580	656
Total income	9,282	9,219
- Operating expenses	5,682	5,560
- Additions to loan loss provision	1,189	131
Total expenses	6,871	5,691
Result before taxation	2,411	3,528
Taxation	724	1,005
Non-controlling interests	80	59
Basic earnings	1,606	2,464
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	6,139	697
Geographical Segments Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	1,324	1,162
Basic earnings	3,454	1,341
Geographical Segments Banking [Member] | Netherlands [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,887	2,023
- Net fee and commission income	578	518
- Total investment and other income	432	148
Total income	2,898	2,688
- Operating expenses	1,446	1,577
- Additions to loan loss provision	127	(51)
Total expenses	1,573	1,526
Result before taxation	1,324	1,162
Taxation	346	298
Basic earnings	978	864
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	2,477	477
Geographical Segments Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	201	349
Basic earnings	957	292
Geographical Segments Banking [Member] | Belgium [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,017	1,072
- Net fee and commission income	360	356
- Total investment and other income	165	127
Total income	1,542	1,554
- Operating expenses	1,185	1,065
- Additions to loan loss provision	155	139
Total expenses	1,340	1,205
Result before taxation	201	349
Taxation	58	92
Non-controlling interests	0	0
Basic earnings	143	257
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	814	35
Geographical Segments Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	214	616
Basic earnings	2,804	613
Geographical Segments Banking [Member] | Germany [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	940	1,010
- Net fee and commission income	270	263
- Total investment and other income	131	78
Total income	1,341	1,350
- Operating expenses	690	691
- Additions to loan loss provision	438	43
Total expenses	1,128	734
Result before taxation	214	616
Taxation	76	186
Non-controlling interests	2	2
Basic earnings	136	428
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	2,668	185
Geographical Segments Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	351	377
Basic earnings	419	261
Geographical Segments Banking [Member] | Other Challengers [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	893	936
- Net fee and commission income	158	159
- Total investment and other income	32	46
Total income	1,083	1,141
- Operating expenses	690	709
- Additions to loan loss provision	42	55
Total expenses	732	764
Result before taxation	351	377
Taxation	111	116
Basic earnings	240	261
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	179	(1)
Geographical Segments Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	318	384
Basic earnings	126	245
Geographical Segments Banking [Member] | Growth Markets [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	947	749
- Net fee and commission income	192	163
- Total investment and other income	65	154
Total income	1,204	1,066
- Operating expenses	778	636
- Additions to loan loss provision	108	45
Total expenses	886	681
Result before taxation	318	384
Taxation	114	83
Non-controlling interests	78	57
Basic earnings	126	245
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	402	692
Basic earnings	329	549
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	972	888
- Net fee and commission income	265	248
- Total investment and other income	119	99
Total income	1,356	1,235
- Operating expenses	635	644
- Additions to loan loss provision	318	(101)
Total expenses	954	543
Result before taxation	402	692
Taxation	73	143
Basic earnings	329	549
Geographical Segments Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	(400)	(53)
Basic earnings	(346)	(140)
Geographical Segments Banking [Member] | Other [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	223	175
- Net fee and commission income	(2)	4
- Total investment and other income	(363)	5
Total income	(141)	184
- Operating expenses	258	237
Total expenses	258	237
Result before taxation	(400)	(53)
Taxation	(54)	87
Non-controlling interests	0	0
Basic earnings	(346)	(140)
Retail [member]
Disclosure of operating segments [line items]
Result before taxation	2,099	2,023
Retail [member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	1,134	1,022
Retail [member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	164	134
Retail [member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	423	413
Retail [member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	183	160
Retail [member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	195	294
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	712	1,558
Wholesale Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	190	140
Wholesale Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	37	215
Wholesale Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	(209)	203
Wholesale Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	168	217
Wholesale Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	123	91
Wholesale Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	402	692
Wholesale Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	0	0
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(400)	(53)
Corporate Line Banking [member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	€ (400)	€ (53)